UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09833

Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31, 2008

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Investment Grade Income Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 24.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Appliances — 0.5%
Whirlpool Corp., 6.125%, 6/15/11	$320	$335,331
Whirlpool Corp., MTN, 5.50%, 3/1/13	380	386,590
		$721,921
Banks — 0.5%
National Australia Bank, Series A, 8.60%, 5/19/10	690	$745,495
		$745,495
Beverages — 0.6%
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	750	$812,205
		$812,205
Building and Development — 0.1%
K. Hovnanian Enterprises, 6.50%, 1/15/14	300	$204,000
		$204,000
Diversified Manufacturing — 1.1%
Ingersoll-Rand Co., 6.48%, 6/1/25	69	$70,612
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,424,236
Ingersoll-Rand Co., MTN, 6.13%, 11/18/27	90	97,485
		$1,592,333
Drugs — 0.8%
Abbott Laboratories, 5.60%, 5/15/11	750	$796,828
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	373,115
		$1,169,943
Financial Services — 10.2%
American General Finance Corp., MTN, 5.40%, 12/1/15	1,475	$1,344,853
Associates Corp., N.A., 5.96%, 5/15/37	30	31,152
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	460	456,865
CIT Group, Inc., 5.80%, 10/1/36	965	752,308
CIT Group, Inc., MTN, 4.75%, 8/15/08	500	460,402
Citigroup, Inc., 6.125%, 11/21/17	900	900,290
Countrywide Home Loans, Inc., MTN, 3.25%, 5/21/08 (1)	500	490,366
Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	1,100	991,399
Goldman Sachs Group, Inc., 6.15%, 4/1/18	1,155	1,155,417
HSBC Finance Corp., 5.25%, 1/14/11	775	772,820
IBM International Group Capital, 5.05%, 10/22/12	810	846,949
JP Morgan Chase & Co., 5.15%, 10/1/15	1,175	1,155,953
Merrill Lynch & Co., 5.70%, 5/2/17	785	746,997
Morgan Stanley, 3.875%, 1/15/09	945	944,817
Morgan Stanley, MTN, 6.625%, 4/1/18	840	841,816
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	1,105	1,115,766
SLM Corp., MTN, 2.828%, 4/14/08 (2) (3)	1,000	985,769
Washington Mutual, Inc., 4.00%, 1/15/09	895	805,645
		$14,799,584
Foods — 2.8%
ConAgra Foods, Inc., 6.70%, 8/1/27	1,225	$1,276,799
Delhaize Group, 6.50%, 6/15/17	500	517,244
General Mills, Inc., 5.65%, 9/10/12	180	187,390
General Mills, Inc., 5.70%, 2/15/17	525	530,233
Kroger Co., 6.80%, 4/1/11	595	633,188
McDonald’s Corp., 5.80%, 10/15/17	865	909,915
		$4,054,769
Health Services — 0.4%
Laboratory Corp. of America, 5.50%, 2/1/13	545	$543,927
		$543,927
Household Products — 0.7%
Procter and Gamble Co., 4.95%, 8/15/14	990	$1,037,353
		$1,037,353

Lodging and Gaming — 0.2%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$311,250
		$311,250
Medical Products — 0.9%
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	$1,286,264
		$1,286,264
Oil & Gas-US Exploration & Production — 0.5%
XTO Energy, Inc., 6.25%, 8/1/17	685	$731,565
		$731,565
Oil and Gas-Equipment and Services — 1.6%
Burlington Resources, 9.875%, 6/15/10	635	$720,879
Northwest Natural Gas, MTN, 6.65%, 11/10/27	1,570	1,676,044
		$2,396,923
Retail-Department Stores — 0.3%
Federated Retail Holding, 5.90%, 12/1/16	500	$445,113
		$445,113
Retail-Drug Stores — 0.5%
CVS Caremark Corp., 5.75%, 6/1/17	640	$651,109
		$651,109
Super Regional Banks — 1.9%
Bank of America Corp., 5.49%, 3/15/19	750	$728,288
Wachovia Corp., MTN, 5.75%, 2/1/18	1,145	1,123,585
Wells Fargo Bank, N.A., 6.45%, 2/1/11	905	963,212
		$2,815,085
Utilities — 0.6%
Georgia Power Co., 5.70%, 6/1/17	865	$899,012
		$899,012
Total Corporate Bonds (identified cost $35,080,871)		$35,217,851

Agency Mortgage-Backed Securities — 29.0%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC, Gold Pool#B10129, 3.50%, 10/1/18	$663	$645,808
FHLMC, Gold Pool#E00421, 6.00%, 3/1/11	67	69,483
FHLMC, Gold Pool#E00598, 5.50%, 12/1/13	475	487,597
FHLMC, Gold Pool#E00617, 5.50%, 1/1/14	762	782,337
FHLMC, Gold Pool#G18176, 5.00%, 4/1/22	4,339	4,387,618
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	6	5,975
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	94	94,096
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	47	47,022
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	556	560,418
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	36	36,383
FNMA, Pool#256673, 5.50%, 4/1/37	6,879	6,951,490
FNMA, Pool#448183, 5.50%, 10/1/13	89	91,324
FNMA, Pool#535454, 6.00%, 2/1/15	170	175,426
FNMA, Pool#545937, 6.00%, 6/1/14	150	154,929
FNMA, Pool#545948, 6.00%, 12/1/14	110	114,116
FNMA, Pool#888222, 6.00%, 2/1/37	10,165	10,425,758
FNMA, Pool#918109, 5.00%, 5/1/37	7,313	7,244,423
FNMA, Pool#929009, 6.00%, 1/1/38	8,437	8,654,136
GNMA, PAC CMO, Series 1998-14-PH, 6.50%, 6/20/28	950	989,684
GNMA, Pool#781412, 6.50%, 2/15/17	397	413,197
Total Agency Mortgage-Backed Securities (identified cost $41,732,257)		$42,331,220

Commercial Mortgage-Backed Securities — 9.5%

	Principal
	Amount
Security	(000’s omitted)	Value
CSFB, Series 2003-C3, Class A2, 2.843%, 5/15/38	$549	$546,850
CSFB, Series 2003-C5, Class A2, 3.808%, 12/15/36	1,012	1,005,318

FUCMT, Series 1999-C1, Class A2, 6.07%, 10/15/35	$1,231	$1,231,999
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	795	791,459
GSMSC, Series 2001-Rock, Class A2FL, 3.48%, 5/3/18 (2) (3)	2,000	1,996,684
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	375	367,355
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	936,986
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	889,059
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,380,109
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,149,522
MLMT, Series 2006-2, Class A4, 6.10%, 6/12/46 (3)	1,165	1,189,985
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	169	169,056
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	929	896,592
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,339,835
Total Commercial Mortgage-Backed Securities (identified cost $13,800,397)		$13,890,809

Asset-Backed Securities — 1.5%

	Principal
	Amount
Security	(000’s omitted)	Value
CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,139,376
USAOT, Series 2007-2, Class A2, 5.04%, 4/15/10	1,105	1,113,887
Total Asset-Backed Securities (identified cost $2,209,883)		$2,253,263

U.S. Government Obligations — 11.3%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLB, 3.75%, 8/18/09	$3,500	$3,573,210
FHLB, 5.25%, 1/14/09	2,710	2,772,471
FHLMC, 4.25%, 7/15/09	1,000	1,025,378
FHLMC, 5.00%, 9/16/08	5,000	5,060,180
FHLMC, 5.50%, 8/23/17	670	740,371
FNMA, 4.875%, 12/15/16	3,065	3,251,361
Total U.S. Government Obligations (identified cost $16,051,440)		$16,422,971

U.S. Treasury Obligations — 18.2%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36	$3,500	$3,616,760
U.S. Treasury Bond, 6.25%, 8/15/23	2,500	3,077,930
U.S. Treasury Bond, 6.375%, 8/15/27	7,000	8,909,691
U.S. Treasury Inflation Index Note, 2.00%, 1/15/14	3,427	3,712,476
U.S. Treasury Note, 4.625%, 2/15/17	6,500	7,141,368
Total U.S. Treasury Obligations (identified cost $24,122,190)		$26,458,225

Preferred Securities — 3.3%

Security	Shares	Value
Banks — 1.0%
Zion Capital Trust B, 8.00%, 9/1/32	1,450,000	$1,417,004
		$1,417,004
Financial Services — 1.3%
Federal Home Loan Mortgage Corp., Series V, 5.57%, 12/31/11	60,000	$1,146,000
PPTT, 2006-A GS, Class A, 5.697% (2)(3)	8,000	805,950
		$1,951,950

Insurance — 0.9%
RAM Holdings, Ltd., Series A, 7.50%, 12/15/66 (3)	2,000	$1,300,750
		$1,300,750
Thrifts & Mortgage Finance — 0.1%
Indymac Bank FSB, 8.50%, 5/29/49 (2)	21,150	$105,090
		$105,090
Total Preferred Securities (identified cost $6,224,612)		$4,774,794

Interest Rate Swaptions — 0.2%

Description	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.45%, expires 2/12/09	$6,500,000	157,430
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.422%, expires 8/13/08	6,000,000	52,680
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.44%, expires 2/11/09	3,500,000	95,305
Total Interest Rate Swaptions (identified cost $651,554)		$305,415

Short-Term Investments — 2.4%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (4) (5)	510	510,000
Investment in Cash Management Portfolio, 2.81% (4)	$2,960	2,959,542
Total Short-Term Investments (identified cost $3,469,542)		$3,469,542
Total Investments — 99.6% (identified cost $143,342,746)		$145,124,090
Other Assets, Less Liabilities — 0.4%		$571,550
Net Assets — 100.0%		$145,695,640

CHAIT	—	Chase Issuance Trust
CMO	—	Collateralized Mortgage Obligations
CSFB	—	Credit Suisse First Boston
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FUCMT	—	First Union Commercial Mortgage Trust
GECMC	—	General Electric Commercial Mortgage Corporation
GNMA	—	Government National Mortgage Association (Ginnie Mae)
GSMSC	—	Goldman Sachs Mortgage Securities Corporation II
L-UCMT	—	LB-UBS Commercial Mortgage Trust
MLMT	—	Merrill Lynch Mortgage Trust
MTN	—	Medium-Term Note
NASC	—	Nomura Asset Securities Corporation
PAC	—	Planned Amortization Class
PPTT	—	Preferred Pass-Through Trust 2006
USAOT	—	USAA Auto Owner Trust
WBCMT	—	Wachovia Bank Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at March 31, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2008, the aggregate value of the securities is $3,893,493 or 2.67% of the Portfolio’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2008.
(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 were $177,348 and $103,405, respectively.

(5)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of  March 31, 2008, the Portfolio loaned securities having a market value of $490,366 and received $510,000 of cash collateral for the loans.

A summary of financial instruments at March 31, 2008 is as follows:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase, N.A.	HSBC Capital Funding, LP (Preferred)	Sell	$2,000	0.350%	6/20/2011	$(157,488)
JPMorgan Chase, N.A.	HSBC Bank, PLC	Buy	2,000	0.095	6/20/2011	43,234
HSBC Bank	Pulte Homes, Inc.	Sell	1,000	0.880	6/20/2012	(105,141)
						$(219,395)

At March 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,050,800
Gross unrealized appreciation	4,000,495
Gross unrealized depreciation	(1,927,205)
Net unrealized appreciation	$2,073,290

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$6,021,383	$—
Level 2	Other Significant Observable Inputs	139,102,707	(219,395)
Level 3	Significant Unobservable Inputs	—	—
Total		$145,124,090	$(219,395)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Debt obligations (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available will normally be valued on the basis of market valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security.  Short term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The Fund’s investments in credit default swaps and swaptions are normally valued using valuations provided by a pricing vendor.  Such vendor valuations are based on the credit spread curves, benchmark curves, FX rates and swap details. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	May 15, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 15, 2008